Commitments and Contingencies - Legal Matters (Details)		5 Months Ended	9 Months Ended		12 Months Ended
	Jul. 10, 2015 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) claim	Dec. 31, 2014 USD ($)
Legal Matters
Payments for land			$ 13,674,000	$ 120,524,000	$ 120,524,000	$ 707,315,000
State of Colorado v. R. K. Pinson and Associates | Settled Litigation
Legal Matters
Punitive fees to be paid	$ 0
Terminated Contract, Disputed Obligations
Legal Matters
Number of invoices in dispute | claim					2
Wholly-owned subsidiary of Holdings | State of Colorado v. R. K. Pinson and Associates | Settled Litigation
Legal Matters
Price per acre per auction and settlement	$ 2,000
Payments for land		$ 1,300,000
Minimum | Terminated Contract, Disputed Obligations
Legal Matters
Estimated possible future loss		0	0		$ 0
Maximum | Terminated Contract, Disputed Obligations
Legal Matters
Estimated possible future loss		$ 37,200,000	$ 37,200,000		$ 37,200,000